Document and Entity Information	May 07, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 07, 2021
Entity Registrant Name	PERFICIENT, INC
Entity Central Index Key	0001085869
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-15169
Entity Tax Identification Number	74-2853258
Entity Address, Address Line One	555 Maryville University Drive
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Saint Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63141
City Area Code	314)
Local Phone Number	529-3600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	PRFT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false